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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05400

                     Morgan Stanley Government Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY GOVERNMENT INCOME TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                   COUPON
THOUSANDS                   DESCRIPTION AND MATURITY DATE                    RATE        VALUE
---------   -------------------------------------------------------------   ------   ------------
            U.S. GOVERNMENT OBLIGATIONS (42.1%)
            U.S. Treasury Bonds
 $ 5,000    02/15/29                                                         5.25%   $  5,457,620
     500    08/15/27                                                        6.375         619,551
   6,300    02/15/25                                                        7.625       8,682,685
  27,200    08/15/21                                                        8.125      37,749,574
   7,840    02/15/20                                                         8.50      11,000,500
   7,240    08/15/20                                                         8.75      10,417,687
            U.S. Treasury Notes
  15,000    05/15/07                                                        3.125      14,745,120
   3,500    11/15/06                                                         3.50       3,473,614
  15,000    02/15/13                                                        3.875      14,543,565
   1,775    08/15/13                                                         4.25       1,759,678
   4,560    08/15/13 (WI)                                                    4.25       4,520,533
   8,000    05/15/14                                                         4.75       8,197,192
   4,000    08/15/11                                                         5.00       4,129,844
            U.S. Treasury Strips
  20,800    02/15/25 - 02/15/27                                              0.00       8,445,522
                                                                                     ------------
            TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $129,894,356)                     133,742,685
                                                                                     ------------

            U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES (29.6%)
            Federal Home Loan Mortgage Corp. (4.6%)
   7,750    *                                                                5.50       7,796,016
   1,350    *                                                                6.00       1,363,500
     598    07/01/28 - 02/01/33                                              6.50         614,747
   2,487    10/01/26 - 05/01/33                                              7.50       2,610,771
     401    11/01/23 - 02/01/31                                              8.00         428,318
     538    12/01/18 - 02/01/19                                              9.50         588,969
     688    10/01/09 - 08/01/20                                             10.00         762,873
     394    08/01/14 - 05/01/19                                             10.50         440,757
                                                                                     ------------
                                                                                       14,605,951
                                                                                     ------------

            Federal Home Loan Mortgage Corp. ARM (0.8%)
     781    07/01/34                                                        3.548         760,256
   1,706    08/01/34                                                        4.150       1,692,797
                                                                                     ------------
                                                                                        2,453,053
                                                                                     ------------

            Federal National Mortgage Assoc. (19.3%)
   3,500    *                                                                4.50       3,295,469
   3,650    *                                                                5.50       3,614,641
   5,200    *                                                                6.00       5,248,500
  10,819    06/01/29 - 07/01/34                                              6.50      11,118,451
   1,100    *                                                                7.00       1,147,781
  29,119    10/01/13 - 12/01/35                                              7.00      30,397,421
   2,957    01/01/22 - 03/01/32                                              7.50       3,102,936
   2,750    12/01/21 - 02/01/32                                              8.00       2,938,599
     373    08/01/17 - 05/01/25                                              8.50         404,434
      36    09/01/16 - 07/01/23                                              9.00          39,014
      97    06/01/18 - 05/01/20                                              9.50         107,122
                                                                                     ------------
                                                                                       61,414,368
                                                                                     ------------

            Federal National Mortgage Assoc. ARM (2.6%)
     796    07/01/34                                                        3.593         787,045
   1,738    07/01/33                                                        4.497       1,740,955
   1,038    09/01/34                                                        4.109       1,029,674
   1,041    10/01/34                                                        4.161       1,035,487
     903    10/01/34                                                        4.246         895,016
   2,850    02/01/34                                                        4.351       2,844,177
                                                                                     ------------
                                                                                        8,332,354
                                                                                     ------------

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
            Government National Mortgage Assoc. (2.0%)
   1,754    03/15/26 - 03/15/29                                              6.00       1,798,934
     689    06/15/28 - 08/15/29                                              6.50         721,760
     614    12/15/22 - 10/15/29                                              7.50         648,091
     874    06/15/16 - 01/15/30                                              8.00         935,519
   1,536    04/15/21 - 11/15/24                                              8.50       1,674,061
     475    04/15/17 - 02/15/25                                              9.00         519,705
      43    12/15/19 - 08/15/20                                              9.50          48,080
                                                                                     ------------
                                                                                        6,346,150
                                                                                     ------------

            Government National Mortgage Assoc. II (0.3%)
     880    03/20/26 - 05/20/29                                              6.50         914,687
      62    11/20/29                                                         7.50          65,138
                                                                                     ------------
                                                                                          979,825
                                                                                     ------------
            TOTAL U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES
               (Cost $93,623,354)                                                      94,131,701
                                                                                     ------------

            U.S. GOVERNMENT AGENCIES - BONDS & NOTES (18.2%)
            Federal Home Loan Mortgage Corp.
  34,300    08/15/06                                                         2.75      33,913,508
  10,400    04/15/09                                                         3.25       9,866,646
   7,550    09/15/09                                                        6.625       8,028,013
            Federal National Mortgage Assoc.
   1,350    06/15/10                                                        7.125       1,478,103
   1,550    01/15/10                                                         7.25       1,690,332
            Tennessee Valley Authority
   2,235    05/01/30                                                        7.125       2,913,664
                                                                                     ------------
            TOTAL U.S. GOVERNMENT AGENCIES - BONDS & NOTES
               (Cost $58,768,400)                                                      57,890,266
                                                                                     ------------

            U.S. GOVERNMENT AGENCIES - COLLATERALIZED MORTGAGE
               OBLIGATIONS (3.8%)
            Federal Home Loan Mortgage Corp.
   1,527    2778 FV                       03/15/34                          4.969+      1,551,052
     416    2547 HA                       08/15/12                           5.00         415,708
   2,177    Whole Loan 2005 - S001 2A2    09/25/45                           4.53+      2,175,139
            Federal National Mortgage Assoc.
   2,183    2002 - 77 FH                  12/18/32                           4.77+      2,201,214
   2,725    Grantor Trust 2004 - T5 A11   05/28/35                          4.484+      2,733,548
     904    Grantor Trust 2004 - T5 A13   05/28/35                          4.494+        906,652
   2,140    Whole Loan 2005 - W2 A1       05/25/35                          4.578+      2,141,469
                                                                                     ------------

            TOTAL U.S. GOVERNMENT AGENCIES - COLLATERALIZED MORTGAGE
               OBLIGATIONS (Cost $12,127,163)                                          12,124,782
                                                                                     ------------

            SHORT-TERM INVESTMENTS (13.7%)
            U.S. GOVERNMENT OBLIGATION (a) (0.2%)
     800    U.S. Treasury Bill 01/12/06** (Cost $799,107)                    3.35         799,107
                                                                                     ------------

            REPURCHASE AGREEMENT (13.5%)
  42,874    Joint repurchase agreement account
            due 01/03/06 (dated 12/30/05; proceeds $42,894,246) (b)
               (Cost $42,874,000)                                            4.25      42,874,000
                                                                                     ------------

            TOTAL SHORT-TERM INVESTMENTS (Cost $43,673,107)                            43,673,107
                                                                                     ------------

            TOTAL INVESTMENTS
            (Cost $338,086,380) (c) (d)                                     107.4%    341,562,541

            LIABILITIES IN EXCESS OF OTHER ASSETS                            (7.4)    (23,585,085)
                                                                            -----    ------------
            NET ASSETS                                                      100.0%   $317,977,456
                                                                            =====    ============

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----------
ARM  Adjustable Rate Mortgage.

* Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

** A portion of this security has been physically segregated in connection with open futures contracts in the amount equal to $111,200.

WI   Security purchased on a when-issued basis.

+ Floating rate securities, rates shown are the rates in effect at December 31, 2005.

(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b)  Collateralized by federal agency and U.S. Treasury obligations.

(c) Securities have been designated as collateral in an amount equal to $73,413,657 in connection with securities purchased on a forward commitment basis, open futures contracts and when-issued securities.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,837,672 and the aggregate gross unrealized depreciation is $2,330,082, resulting in net unrealized appreciation of $3,507,590.

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FUTURES CONTRACTS OPEN AT DECEMBER 31, 2005:

                        DESCRIPTION,       UNDERLYING      UNREALIZED
NUMBER OF   LONG/      DELIVERY MONTH      FACE AMOUNT    APPRECIATION
CONTRACTS   SHORT         AND YEAR          AT VALUE     (DEPRECIATION)
---------   -----   -------------------   ------------   --------------
    21       Long   U.S. Treasury Bond
                    20 Year, March 2006   $  2,397,938     $  38,005
   185      Short   U.S. Treasury Notes
                    5 Year, March 2006     (19,673,594)      (62,133)
   106      Short   U.S. Treasury Notes
                    2 Year, March 2006     (21,749,875)      (11,995)
    26      Short   U.S. Treasury Notes
                    5 Year, March 2006      (2,844,563)      (23,978)
                                                           ---------
   Net Unrealized Depreciation........................      ($60,101)
                                                           =========

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Government Income Trust


/s/ Ronald E. Robison
----------------------------------
Ronald E. Robison
Principal Executive Officer
February 09, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
----------------------------------
Ronald E. Robison
Principal Executive Officer
February 09, 2006


/s/ Francis Smith
----------------------------------
Francis Smith
Principal Financial Officer
February 09, 2006


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